Investment Portfolio - March 31, 2025

(unaudited)

UNCONSTRAINED BOND SERIES		PRINCIPAL
		AMOUNT1/
		SHARES	VALUE

LOAN ASSIGNMENTS - 1.0%

McGraw-Hill Education, Inc., Term Loan B, (1 mo. U.S. Secured Overnight Financing Rate + 3.250%), 7.575%, 8/6/2031[2]		3,524,419	$3,515,608
WestJet Loyalty LP, Initial Term Loan (Canada) (3 mo. U.S. Secured Overnight Financing Rate + 3.250%), 7.549%, 2/14/2031[2]		4,950,000	4,755,713
TOTAL LOAN ASSIGNMENTS
(Identified Cost $8,439,674)			8,271,321

CORPORATE BONDS - 19.7%

Non-Convertible Corporate Bonds- 19.7%
Communication Services - 0.7%
Interactive Media & Services - 0.2%
Azerion Group N.V. (Netherlands) (3 mo. EURIBOR + 6.750%), 9.086%, 10/2/2026[2]	EUR	1,650,000	1,781,837
Media - 0.5%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027		4,200,000	4,167,857

Total Communication Services			5,949,694

Consumer Discretionary - 1.3%
Broadline Retail - 0.2%
North Investment Group AB (Sweden) (3 mo. STIB + 9.000%), 11.342%, 12/31/2025 (Acquired 04/22/2021, cost $2,818,941)[2,3]	SEK	23,750,000	1,761,431
Hotels, Restaurants & Leisure - 1.1%
ACL Holdings Ltd. (Guernsey), 11.50%, 2/16/2027[4]	EUR	4,400,000	4,949,875
Carnival Corp., 7.875%, 6/1/2027		800,000	840,935
SP Cruises Intermediate Ltd. (Bermuda), 11.50%, 3/14/2030[4]		4,000,000	3,876,189
			9,666,999
Total Consumer Discretionary			11,428,430

Energy - 2.6%
Energy Equipment & Services - 1.3%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[4]		3,707,317	3,527,837
Telford Finco (United Arab Emirates), 11.00%, 11/6/2029		4,200,000	4,176,811
Varel Energy Solutions, 12.25%, 4/7/2028		3,375,000	3,425,625
			11,130,273
Oil, Gas & Consumable Fuels - 1.3%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $7,284,415)[3]		7,937,297	7,286,589

		PRINCIPAL
		AMOUNT1/
		SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc., 8.75%, 3/15/2029[4]		4,195,000	$2,873,640
NuStar Logistics LP, 5.625%, 4/28/2027		927,000	921,816
			11,082,045
Total Energy			22,212,318

Financials - 6.3%
Banks - 0.4%
Bank of America Corp., (3 mo. U.S. Secured Overnight Financing Rate + 1.022%), 5.321%, 9/15/2026[2]		3,561,000	3,573,180
Capital Markets - 2.0%
BGC Group, Inc., 4.375%, 12/15/2025		4,460,000	4,431,303
Carlyle Secured Lending, Inc., 6.75%, 2/18/2030		4,402,000	4,481,039
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[4]		4,500,000	4,409,235
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[4]		4,000,000	3,973,060
			17,294,637
Consumer Finance - 1.2%
Encore Capital Group, Inc., 8.50%, 5/15/2030[4]		4,000,000	4,124,316
Navient Corp., 6.75%, 6/25/2025		1,800,000	1,802,235
SLM Corp., 6.50%, 1/31/2030		4,325,000	4,432,769
			10,359,320
Financial Services - 1.8%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028		1,200,000	1,033,076
Legres AB (Sweden) (3 mo. STIB + 9.000%), 11.514%, 12/30/2025 (Acquired 06/15/2023-06/28/2023, cost $3,048,944)[2,3]	SEK	32,500,000	3,142,170
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/2027[4]		4,500,000	4,472,814
PHH Escrow Issuer LLC - PHH Corp., 9.875%, 11/1/2029[4]		2,000,000	1,931,024
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $1,375,000)[3]		1,375,000	1,189,353
Velocity Portfolio Group, Inc., 9.75%, 3/1/2033 (Acquired 02/07/2025, cost $4,000,000)[3]		4,000,000	4,220,410
			15,988,847
Insurance - 0.4%
F&G Annuities & Life, Inc., 6.50%, 6/4/2029		3,039,000	3,089,840

Investment Portfolio - March 31, 2025

(unaudited)

UNCONSTRAINED BOND SERIES		PRINCIPAL
		AMOUNT1/
		SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) - 0.5%
ReadyCap Holdings LLC, 9.375%, 3/1/2028[4]		4,250,000	$4,212,616

Total Financials			54,518,440

Health Care - 0.2%
Pharmaceuticals - 0.2%
Bausch Health Companies, Inc., 5.75%, 8/15/2027[4]		2,003,000	1,999,726

Industrials - 3.5%
Commercial Services & Supplies - 0.5%
Cartiga LLC, 9.00%, 6/15/2026 (Acquired 06/14/2021, cost $4,000,000)[3]		4,000,000	3,993,812

Construction & Engineering - 0.2%
Moreld AS (Norway), 9.875%, 2/11/2030		1,700,000	1,701,585

Machinery - 0.3%
SLR Group GmbH (Germany) (3 mo. EURIBOR + 7.000%), 9.785%, 10/9/2027[2]	EUR	2,500,000	2,596,223

Marine Transportation - 0.5%
Contships Logistics Corp. (Greece), 9.00%, 2/11/2030		4,500,000	4,426,061

Passenger Airlines - 1.6%
Air Canada (Canada), 3.875%, 8/15/2026[4]		4,500,000	4,401,481
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[4]		1,341,080	1,350,880
American Airlines, Inc. - AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026[4]		3,541,667	3,524,905
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026		2,287,374	2,244,417
Series 2019-2, Class B, 3.50%, 5/1/2028		2,438,346	2,314,668
			13,836,351
Trading Companies & Distributors - 0.4%
Airborne Capital USA LLC, 10.50%, 8/2/2029		4,000,000	3,911,571

Total Industrials			30,465,603

Information Technology - 0.3%
Software - 0.3%
Extenda Retail Holding 1 AB (Sweden) (3 mo. STIB + 6.750%), 9.098%, 3/30/2027 (Acquired 03/24/2022, cost $2,982,486)[2,3]	SEK	28,000,000	2,759,299

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.3%
Metals & Mining - 1.3%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	4,050,000	$4,126,589
Aris Mining Corp. (Colombia), 8.00%, 10/31/2029[4]	2,000,000	2,032,500
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[4]	1,709,714	1,684,192
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/06/2017-09/12/2019, cost $4,353,936)[3,5]	5,870,000	59
Pembroke Olive Downs Pty Ltd. (Australia), 11.50%, 2/18/2030	3,385,000	3,433,934

Total Materials		11,277,274

Real Estate - 2.5%
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%, 5/25/2026	4,320,000	4,223,042

Specialized REITs - 2.0%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021-07/08/2022, cost $4,218,250)[3]	4,345,000	4,431,096
SBA Tower Trust,
1.884%, 1/15/2026[4]	2,750,000	2,682,115
6.599%, 1/15/2028[4]	6,110,000	6,261,739
4.831%, 10/15/2029[4]	3,630,000	3,595,143
		16,970,093
Total Real Estate		21,193,135

Utilities - 1.0%
Electric Utilities - 1.0%
Alexander Funding Trust II, 7.467%, 7/31/2028[4]	8,250,000	8,774,268

TOTAL CORPORATE BONDS
(Identified Cost $177,393,652)		170,578,187

ASSET-BACKED SECURITIES - 23.3%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[4]	4,500,000	4,308,836
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[4]	4,400,000	4,460,124
Ally Auto Receivables Trust, Series 2024-1, Class A2, 5.32%, 1/15/2027	611,231	611,687
BRSP Ltd., Series 2021-FL1, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.264%), 5.581%, 8/19/2038[2,4]	1,150,994	1,146,041
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[4]	3,528,375	3,578,175
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054[4]	6,000,000	5,806,286

Investment Portfolio - March 31, 2025

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[4]	3,687,753	$3,640,017
Series 2020-1, Class B1, 2.28%, 7/15/2060[4]	1,798,904	1,770,504
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[4]	8,250,000	8,338,173
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[4]	2,380,000	2,479,610
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[4]	1,200,630	1,082,703
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[4]	1,311,219	1,196,825
CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052[4]	1,082,648	1,070,645
Series 2020-3, Class A, 1.358%, 8/15/2053[4]	405,515	395,241
Series 2020-4, Class A, 1.174%, 12/15/2052[4]	495,209	486,655
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class A, 4.60%, 6/15/2032[4]	738,981	738,880
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[4]	5,200,000	5,044,951
Series 2023-1A, Class A2, 5.116%, 2/25/2053[4]	3,345,000	3,301,937
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[4]	5,000,000	4,735,546
ECMC Group Student Loan Trust, Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 5.490%, 11/27/2073[2,4]	4,197,279	4,227,747
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/2038[4]	770,269	746,863
Finance of America Structured Securities Trust, Series 2024-S2, Class A1, 3.50%, 4/25/2074[4,6]	4,205,110	4,036,702
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[4]	4,760,000	4,556,342
FS RIALTO, Series 2021-FL2, Class A, (Cayman Islands) (1 mo. U.S. Secured Overnight Financing Rate + 1.334%), 5.654%, 5/16/2038[2,4]	1,792,488	1,779,621
Golub Capital Partners ABS Funding, Series 2024-1A, Class A2, 6.885%, 1/25/2034 (Acquired 02/14/2024, cost $4,000,000)[3]	4,000,000	3,995,772
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[4]	2,451,116	2,039,934
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, (Cayman Islands), 5.375%, 9/15/2049[4]	7,215,000	7,120,522

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[4]	3,500,000	$3,337,826
Series 2024-1A, Class A2, 5.893%, 6/20/2054[4]	1,000,000	1,018,091
HTS Fund I LLC, Series 2021-1, Class A, 1.411%, 8/25/2036[4]	1,141,845	1,008,417
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 5.734%, 2/15/2039[2,4]	3,500,000	3,427,089
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048[4]	63,629	63,629
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[4]	516,942	517,051
Series 2024-1A, Class A, 5.88%, 9/30/2038[4]	5,000,000	4,994,588
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064[4]	3,994,267	4,028,130
Navient Private Education Loan Trust, Series 2014-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.624%), 4.964%, 6/25/2031[2]	2,023,034	1,978,904
Series 2015-BA, Class A3, (1 mo. U.S. Secured Overnight Financing Rate + 1.564%), 5.884%, 7/16/2040[2,4]	853,912	852,516
Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 5.504%, 12/27/2066[2,4]	2,474,224	2,496,770
Series 2020-1A, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 5.504%, 6/25/2069[2,4]	3,148,258	3,151,239
Series 2020-GA, Class A, 1.17%, 9/16/2069[4]	348,369	321,391
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[4]	3,384,977	2,981,424
Series 2021-A, Class A, 0.84%, 5/15/2069[4]	575,391	519,393
Series 2022-A, Class A, 2.23%, 7/15/2070[4]	2,560,820	2,328,092
Series 2023-BA, Class A1A, 6.48%, 3/15/2072[4]	440,782	455,491
Series 2023-BA, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.700%), 6.049%, 3/15/2072[2,4]	1,028,492	1,045,543
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[4]	2,700,000	2,722,054
Oxford Finance Funding LLC, Series 2022-1A, Class A2, 3.602%, 2/15/2030[4]	3,260,624	3,231,344

Investment Portfolio - March 31, 2025

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC, (continued)
Series 2023-1A, Class A2, 6.716%, 2/15/2031[4]	4,370,488	$4,387,486
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034[4]	1,180,752	1,168,011
Series 2022-1, Class A2, 7.25%, 10/15/2034[4]	1,861,099	1,884,714
Series 2023-1, Class A, 7.42%, 7/15/2035[4]	2,529,999	2,577,884
Series 2024-1, Class A, 6.95%, 2/15/2036[4]	2,653,321	2,681,621
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[4]	4,899,840	4,518,203
SLM Student Loan Trust, Series 2008-3, Class A3, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.262%), 5.818%, 10/25/2021[2]	3,632,308	3,594,933
Series 2008-4, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.912%), 6.468%, 7/25/2022[2]	1,962,617	1,970,509
Series 2012-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.064%), 5.404%, 9/25/2028[2]	5,541,671	5,403,701
Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.104%, 5/26/2026[2]	8,827,074	8,507,189
SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, 6/15/2037[4]	1,227,707	1,188,928
Series 2024-D, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.100%), 5.447%, 7/15/2053[2,4]	4,830,944	4,776,801
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[4]	3,400,000	3,294,088
Stonepeak, Series 2021-1A, Class AA, 2.301%, 2/28/2033[4]	415,014	396,802
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[4]	2,355,419	2,267,761
Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.436%, 6/25/2054[4]	4,000,000	3,952,993
Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038[4]	2,500,000	2,411,249
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30%, 11/17/2041[4]	2,998,265	2,915,311
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[4]	1,401,051	1,313,471
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[4]	1,698,978	1,555,917

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[4]	2,658,928	$2,504,188
USQ Rail III LLC, Series 2021-3A, Class A, 2.21%, 6/28/2051[4]	5,145,629	4,846,307
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[4]	6,500,000	6,396,551
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[4]	4,000,000	3,949,233
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $205,066,534)		201,639,172

COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.6%
BRAVO Residential Funding Trust, Series 2019-2, Class A3, 3.50%, 10/25/2044[4,7]	1,998,294	1,903,733
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[4,7]	2,299,146	2,177,468
BX Trust, Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 5.811%, 7/15/2029[2,4]	5,100,000	5,072,621
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[4,7]	42,877	40,794
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[4,7]	6,833,591	5,750,685
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/2043[4,7]	100,139	86,746
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[4,7]	6,226,172	5,391,026
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	38,038	37,428
Finance of America Structured Securities Trust,
Series 2022-S6, Class A1, 3.00%, 7/25/2061[4]	4,085,483	4,010,411
Series 2025-S1, Class A1, 3.50%, 2/25/2075[4]	4,784,449	4,540,886
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.450%), 5.769%, 12/15/2039[2,4]	5,000,000	4,999,021
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class X1 (IO), 1.317%, 1/25/2030[7]	50,658,893	2,701,688
GCAT Trust,
Series 2022-NQM3, Class A1, 4.348%, 4/25/2067[4,7]	8,208,855	8,054,128
Series 2024-NQM1, Class A1, 6.007%, 1/25/2059[4,6]	3,600,554	3,615,108

Investment Portfolio - March 31, 2025

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%, 4/25/2052[4,7]	4,443,448	$3,938,995
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[4,7]	2,843,712	2,497,134
Series 2022-PJ1, Class A15, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 5/28/2052[2,4]	4,062,924	3,765,276
Series 2022-PJ3, Class A24, 3.00%, 8/25/2052[4,7]	7,680,618	6,854,884
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.393%), 5.713%, 3/15/2042[2,4]	4,050,000	4,034,846
Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[4,6]	5,705,400	5,388,148
Series 2022-NQM3, Class A1, 4.38%, 5/25/2067[4,6]	3,328,627	3,302,071
Series 2022-NQM4, Class A1, 4.767%, 6/25/2067[4,6]	7,698,389	7,665,654
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[4,7]	156,624	153,353
Series 2021-4, Class A3B, 2.00%, 8/25/2051[4,7]	3,976,063	3,097,681
Series 2021-5, Class A4, 2.50%, 8/25/2051[4,7]	7,970,789	7,075,525
Series 2021-LTV2, Class A1, 2.520%, 5/25/2052[4,7]	4,192,061	3,451,395
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052[4,7]	5,779,235	5,078,438
JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A4, 4.451%, 1/25/2063[4,7]	4,645,115	4,526,047
Metlife Securitization Trust, Series 2019-1A, Class A, 3.75%, 4/25/2058[4,7]	611,949	581,478
MFA Trust, Series 2021-INV2, Class A1, 1.906%, 11/25/2056[4,7]	3,336,787	2,882,624
Morgan Stanley Residential Mortgage
Loan Trust, Series 2021-4, Class A4,
2.50%, 7/25/2051[4,7]	9,407,643	8,267,209
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[4,7]	182,232	174,737
Series 2015-2A, Class A1, 3.75%, 8/25/2055[4,7]	250,902	241,844
Series 2019-2A, Class A1, 4.25%, 12/25/2057[4,7]	1,210,328	1,179,445
Series 2022-NQM2, Class A1, 3.079%, 3/27/2062[4,7]	7,775,251	7,145,785
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[4]	1,522,996	1,406,268
OBX Trust,
Series 2022-NQM2, Class A1A, 2.783%, 1/25/2062[4,6]	3,178,483	3,009,290

	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

OBX Trust, (continued)
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[4,6]	3,114,269	$3,128,773
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.311%, 7/25/2029 ( Acquired 07/24/2023, cost $2,530,078)[2,3]	2,530,078	2,529,795
RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[4,7]	4,512,678	3,949,941
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/2041[4]	4,250,000	4,277,552
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[4]	2,755,538	2,676,235
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	98,362	83,689
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	1,004,928	897,637
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	98,931	88,410
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	122,460	109,759
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,4]	1,623,210	984,472
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[4,7]	1,559,096	1,476,549
SWCH Commercial Mortgage Trust,
Series 2025-DATA, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.443%), 5.762%, 3/15/2042[2,4]	3,500,000	3,460,399
Towd Point Mortgage Trust,
Series 2018-2, Class A1, 3.25%, 3/25/2058[4,7]	217,905	214,024
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.435%, 10/25/2048[2,4]	666,989	668,692
Wells Fargo Mortgage Backed Securities Trust, Series 2020-1, Class A1, 3.00%, 12/25/2049[4,7]	2,105,796	1,815,038
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[4,7]	66,408	61,359
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $163,467,731)		160,522,194

EXCHANGE-TRADED FUND - 2.6%

VanEck J.P. Morgan EM Local Currency Bond ETF
(Identified Cost $24,167,147)	950,390	22,676,305

Investment Portfolio - March 31, 2025

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

U.S. TREASURY SECURITIES - 26.8%

U.S. Treasury Bonds - 2.0%
U.S. Treasury Bond, 2.50%, 2/15/2045	23,694,000	$17,004,147

Total U.S. Treasury Bonds
(Identified Cost $16,923,184)		17,004,147
U.S. Treasury Notes - 24.8%
U.S. Treasury Floating Rate Note (3 mo.
U.S. Treasury Bill Yield + 0.205%),
4.455%, 10/31/2026[2]	25,169,000	25,206,103
U.S. Treasury Note
2.125%, 5/15/2025	25,982,000	25,908,926
2.25%, 11/15/2027	63,121,000	60,512,327
3.125%, 11/15/2028	66,178,000	64,352,935
1.375%, 11/15/2031	25,015,000	21,082,955
3.875%, 8/15/2034	17,633,000	17,145,337

Total U.S. Treasury Notes
(Identified Cost $212,704,720)		214,208,583
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $229,627,904)		231,212,730

U.S. GOVERNMENT AGENCIES - 4.3%

Mortgage-Backed Securities - 4.3%
Fannie Mae
Pool #MA0115, UMBS, 4.50%, 7/1/2029	13,922	13,902
Pool #MA1834, UMBS, 4.50%, 2/1/2034	81,737	81,387
Pool #995876, UMBS, 6.00%, 11/1/2038	158,570	166,421

	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS4047, UMBS, 3.50%, 12/1/2042	6,788,622	$6,375,857
Pool #AW5338, UMBS, 4.50%, 6/1/2044	450,003	441,961
Pool #AS3878, UMBS, 4.50%, 11/1/2044	225,935	221,913
Pool #BE7845, UMBS, 4.50%, 2/1/2047	77,396	75,530
Pool #FS6206, UMBS, 5.50%, 10/1/2053	7,296,266	7,367,122
Freddie Mac
Pool #C91359, 4.50%, 2/1/2031	43,086	43,114
Pool #D98711, 4.50%, 7/1/2031	141,602	141,720
Pool #C91746, 4.50%, 12/1/2033	108,771	108,427
Pool #G05900, 6.00%, 3/1/2040	28,930	30,398
Pool #RB5264, UMBS, 5.50%, 11/1/2043	6,573,540	6,671,138
Pool #QG6308, UMBS, 6.00%, 7/1/2053	7,369,098	7,550,534
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	7,933,010	7,818,226

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $35,717,133)		37,107,650

SHORT-TERM INVESTMENT - 2.7%

Dreyfus Government Cash Management, Institutional Shares, 4.23%[8]
(Identified Cost $23,166,887)	23,166,887	23,166,887

TOTAL INVESTMENTS - 99.0%
(Identified Cost $867,046,662)		855,174,446
OTHER ASSETS, LESS LIABILITIES - 1.0%		8,509,915
NET ASSETS - 100%		$863,684,361

FUTURES CONTRACTS: LONG POSITIONS OPEN AT MARCH 31, 2025
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[1]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
260	U.K. Gilt (10 Year)	ICE	June 2025	30,794,545	$(544,471)
850	U.S. Treasury Notes (5 Year)	CME	June 2025	91,932,812	831,971
TOTAL LONG POSITIONS					$287,500

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT MARCH 31, 2025
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[1]	VALUE/UNREALIZED DEPRECIATION
193	U.S. Ultra Treasury Bonds (30 Year)	CME	June 2025	23,594,250	$(62,412)
TOTAL SHORT POSITIONS					$(62,412)

Investment Portfolio - March 31, 2025

(unaudited)

ABS - Asset-Backed Security

CME - Chicago Mercantile Exchange

ETF - Exchange-Traded Fund

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

ICE - Intercontinental Exchange

IO - Interest only

No. - Number

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of March 31, 2025.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2025 was $35,309,786, or 4.1% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2025 was $404,307,820, which represented 46.8% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2025.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2025.

8Rate shown is the current yield as of March 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$8,271,321	$—	$8,271,321	$—
U.S. Treasury and other U.S.
Government agencies	268,320,380	—	268,320,380	—
Corporate debt:
Communication Services	5,949,694	—	5,949,694	—
Consumer Discretionary	11,428,430	—	11,428,430	—
Energy	22,212,318	—	22,212,318	—
Financials	54,518,440	—	54,518,440	—
Health Care	1,999,726	—	1,999,726	—

Investment Portfolio - March 31, 2025

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Industrials	$30,465,603	$—	$30,465,603	$—
Information Technology	2,759,299	—	2,759,299	—
Materials	11,277,274	—	11,277,274	—
Real Estate	21,193,135	—	21,193,135	—
Utilities	8,774,268	—	8,774,268	—
Asset-backed securities	201,639,172	—	201,639,172	—
Commercial mortgage-backed securities	160,522,194	—	160,522,194	—
Exchange-traded fund	22,676,305	22,676,305	—	—
Short-Term Investment	23,166,887	23,166,887	—	—
Other financial instruments: *
Interest rate contracts	831,971	831,971	—	—
Total assets	856,006,417	46,675,163	809,331,254	—
Liabilities:
Other financial instruments: *
Interest rate contracts	(606,883)	(606,883)	—	—
Total liabilities	(606,883)	(606,883)	—	—
Total	$855,399,534	$46,068,280	$809,331,254	$—

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

There were no Level 3 securities held by the Series as of December 31, 2024 or March 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.